NOTE 4 - ACQUISITIONS - Unaudited Pro Forma Results of Operations (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenues	$ 32,824,829		$ 23,699,716		$ 57,491,358	$ 43,119,027		$ 93,203,532	$ 64,702,018	$ 64,702,018
Cost of revenues	32,040,363		22,853,442		55,490,156	41,788,693		91,412,016	63,168,303	63,168,303
Gross profit	784,466		846,274		2,001,202	1,330,334		1,791,516	1,533,715	1,533,715
Operating expenses	1,037,184		1,144,452		2,571,450	2,133,950		4,983,176		4,517,631
Operating loss	(252,718)		(298,178)		(570,248)	(803,616)		(3,191,660)	(2,983,916)	(2,983,916)
Other expense	91,074		12,721		249,782	(6,572)		(2,674,101)	(880,085)	(880,085)
Net loss attributed to stockholders of iQSTEL Inc.	$ (213,945)	$ (363,185)	$ (351,180)	$ (554,970)	$ (577,130)	$ (906,150)		(5,967,474)	$ (3,837,773)	$ (3,837,773)
Pro Forma Acquisitions [Member]
Business Acquisition [Line Items]
Revenues							$ 77,483,732	103,353,405
Cost of revenues							74,237,359	101,717,011
Gross profit							3,246,373	1,636,394
Operating expenses							6,102,433	5,762,097
Operating loss							(2,856,060)	(4,125,703)
Other expense							(880,112)	(2,674,101)
Net loss attributed to stockholders of iQSTEL Inc.							$ (3,736,172)	$ (6,799,804)